LONG TERM DEBT - Long-term Debt (Details)	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2023 JPY (¥)	Dec. 31, 2022 JPY (¥)
Warrants outstanding	€ 0
Japan | EDAP Technomed Co Ltd. [Member] | Loan One [Member]
Debt Instrument, Face Amount | ¥				¥ 80,000,000	¥ 80,000,000
Maturity	Aug. 02, 2026	Aug. 02, 2026
Interest rate	1.98%	1.98%		1.98%	1.98%
Frequency of principal payments	Monthly installment	Monthly installment
Japan | EDAP Technomed Co Ltd. [Member] | Loan Two [Member]
Debt Instrument, Face Amount | ¥				¥ 50,000,000	¥ 50,000,000
Maturity	Apr. 02, 2025	Apr. 02, 2025
Interest rate	1.80%	1.80%		1.80%	1.80%
Frequency of principal payments	Monthly installment	Monthly installment
Germany | EDAP TMS GMBH [Member] | High Intensity Focused Ultrasound (HIFU) Equipment 1 [Member] | Loan One [Member]
Debt Instrument, Face Amount		€ 400,000
Maturity		Apr. 30, 2023
Interest rate		2.40%			2.40%
Frequency of principal payments		Monthly installment
France | Loan One [Member] | High Intensity Focused Ultrasound (HIFU) Equipment 1 [Member]
Debt	€ 1,066,081
Debt Instrument, Term	3 years
France | Loan One [Member] | High Intensity Focused Ultrasound (HIFU) Equipment 1 [Member] | Maximum
Debt Instrument, Face Amount	€ 1,530,000
France | EDAP TMS France [Member] | Loan One [Member] | High Intensity Focused Ultrasound (HIFU) Equipment 1 [Member]
Maturity	Jul. 01, 2025	Jul. 01, 2025
Interest rate	0.99%	0.99%		0.99%	0.99%
Frequency of principal payments	Monthly installment	Monthly installment
Debt	€ 1,066,081	€ 1,066,081
France | EDAP TMS France [Member] | COVID-related loan guaranteed by the French government I [Member]
Debt Instrument, Face Amount			€ 2,000,000
Maturity			Jul. 30, 2026
Interest rate			0.73%
Frequency of principal payments			Monthly installment
Term initiation			1 year
Debt instrument term after extension			6 years
France | EDAP TMS France [Member] | COVID-related loan guaranteed by the French government II [Member]
Debt Instrument, Face Amount			€ 2,000,000
Maturity			Aug. 04, 2026
Interest rate			0.73%
Frequency of principal payments			Monthly installment
Term initiation			1 year
Debt instrument term after extension			6 years
France | EDAP TMS France [Member] | Loan related to acquisition of computer servers [Member]
Debt Instrument, Face Amount			€ 72,222
Maturity			Jul. 05, 2024
Interest rate			0.45%
Frequency of principal payments			Monthly installment